Cover	May 28, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A is being filed with the Securities and Exchange Commission (the “SEC”) solely to amend and supplement Item 9.01 of the Current Report on Form 8-K (the “Original 8-K”) filed by Pacific Premier Bancorp, Inc. (“PPBI”) on June 1, 2020, reporting under Item 2.01 the completion of the previously announced merger (the “Merger”) between Pacific Premier Bank, a California-chartered commercial bank and wholly-owned subsidiary of PPBI, and Opus Bank (“Opus”). Under Item 9.01(b) of the Original 8-K, PPBI stated that unaudited pro forma combined consolidated financial information as of and for the three-month period ended March 31, 2020 would be filed by amendment no later than 71 days following the date that the Original 8-K was required to be filed. No other changes have been made to the Original 8-K.
Document Period End Date	May 28, 2020
Entity File Number	000-22193
Entity Registrant Name	PACIFIC PREMIER BANCORP, INC.
Entity Central Index Key	0001028918
Entity Tax Identification Number	33-0743196
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	17901 Von Karman Avenue
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92614
City Area Code	949
Local Phone Number	864-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PPBI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false